Financial risk management - Fair value measurements (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	$ 1,977	$ 1,626
Fair value
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	152	23
Fair value | Commodity derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	(4)	(17)
Fair value | Foreign currency derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Interest rate swap derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	7	28
Fair value | Embedded derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	149	12
Fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 1 | Commodity derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 1 | Foreign currency derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Level 1 | Interest rate swap derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 1 | Embedded derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	3	23
Fair value | Level 2 | Commodity derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	(4)	(17)
Fair value | Level 2 | Foreign currency derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Level 2 | Interest rate swap derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	7	28
Fair value | Level 2 | Embedded derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	12
Fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Level 3 | Commodity derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 3 | Foreign currency derivatives, net
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)		0
Fair value | Level 3 | Interest rate swap derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	0	0
Fair value | Level 3 | Embedded derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial assets (liabilities)	$ 149	$ 0